ORGANIZATION	12 Months Ended
Dec. 31, 2023
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

BIT Mining Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011, and changed to “500.com Limited” on October 9, 2013. The Company changed to the new name of “BIT Mining Limited” and the new ticker symbol “BTCM” effective April 20, 2021.

The Company has completed the transformation of its business and become an enterprise that primarily engages in cryptocurrency mining, data center operation and mining pool operation in 2021, and further disposed of its mining pool business in January 2024.

On March 31, 2021, the Company completed the subscription for shares of Loto Interactive Limited (“Loto Interactive”), which primarily engages in the data center operation business. The Company’s ownership of Loto Interactive thereby increased to 54.2% and Loto Interactive became a subsidiary of the Company. As a result, the Company began to consolidate Loto Interactive on March 31, 2021. On June 18, 2021, the Company completed the unconditional mandatory cash offers pursuant to certain rules of the Hong Kong Code on Takeovers and Mergers and its ownership of Loto Interactive thereby increased to 59.79%.

On July 12, 2022, the Company entered into a share sale and purchase agreement (the “Sale and Purchase Agreement”) with an unaffiliated third party (the “Buyer”), pursuant to which the Company agreed to sell, and the Buyer agreed to purchase, approximately 51% of the total issued share capital of Loto Interactive (the “Transaction”). The Transaction was completed on July 26, 2022. After the Transaction, the Company’s share ownership in Loto Interactive decreased to 8.79%. The Company disposed of the remaining 8.79% ownership of Loto Interactive to an unaffiliated third party on March 15, 2023.

On April 15, 2021, the Company completed the acquisition of the entire mining pool business of Blockchain Technologies Holding Company operated under BTC.com, including the domain name BTC.com and the cryptocurrency wallet of BTC.com (collectively, the “BTC.com Pool Businesses” or “mining pool business”). On December 28, 2023, the Company entered into an agreement with Esport - Win Limited, a Hong Kong limited liability company, to sell its entire mining pool business operated under BTC.com for a total consideration of US$5,000. The disposal of the mining pool business represents a strategic shift and has a major effect on the Company’s results of operations. Accordingly, the Company’s consolidated financial statements for the year ended December 31, 2023 and the comparable periods have been classified to reflect the mining pool business as discontinued operations. The transaction was closed in February 2024 and, for accounting purposes, the mining pool business was deemed to be disposed of on January 31, 2024 when the Company relinquished control. Refer to Note 4.

On May 31, 2022, the Company completed the first closing of its previously announced share exchange agreement dated April 5, 2021 (as amended and restated in April 2022, the “Amended and Restated Share Exchange Agreement”) entered into by the Company and the shareholders (the “Selling Shareholders”) of the acquisition of Bee Computing (HK) Limited (“Bee Computing”). At the first closing of the Amended and Restated Share Exchange Agreement, the Company issued 16,038,930 Class A ordinary shares to the Selling Shareholders.

In September 2021, the Company entered into a Membership Interest Purchase Agreement and certain other auxiliary agreements with Viking Data Centers, LLC (“Viking Data Centers”) to acquire the 51% equity interest in Asgard Data Centers LLC (“Asgard”), which intended to operate a cryptocurrency mining data center in Ohio (the “Ohio Mining Site”). In October 2021, the Company increased its equity interest ownership in the Ohio Mining Site to 55%. The Ohio mining site has a total planned power capacity up to 150 megawatts (“MW”).

In June 2022, the Company entered into an agreement with Viking Data Centers that the Company agreed to purchase all remaining equity interest from Viking Data Centers by transferring certain assets that represent 67.5MW, or 45%, of total planned power capacity at the Ohio Mining Site. After completion of the transaction, the Company has exclusive access to 82.5MW of planned electrical power and Viking Data Centers has exclusive access to the remaining 67.5MW, in accordance to their respective equity ownership immediately prior to the transaction.

1.    ORGANIZATION (continued)

As of December 31, 2023, the Company has subsidiaries incorporated in countries and jurisdictions including British Virgin Islands, Cayman Islands, Hong Kong, the United States of America (“USA”), Canada, mainland China, Malta, Cyprus and Curacao.

As of December 31, 2023, the Company’s major subsidiaries are listed below:

			Percentage
			of ownership
		Place of	by the
Entity	Date of establishment	establishment	Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (BT Mining)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
Bee Computing (HK) Limited (“Bee Computing”)	May 17,2016	Hong Kong	100%	Miner Manufacturing
Yibao Energy(Guangzhou) New Energy Technology Limited (“Yibao Energy”)	December 21,2023	Mainland China	100%	Technology Service
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	Mainland China	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Skill Esport Limited (“Skill Esport”)	May 23, 2018	Hong Kong	100%	Cryptocurrency Mining
Summit Bend US Corporation (“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation (“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation (“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	100%	Data Center Service
Alliance International Technologies Limited (“Alliance International Technologies”)***	March 11, 2020	British Virgin Islands	100%	Cryptocurrency Mining
Hong Kong Sunstar Technology Co., Limited (“Sunstar Technology”)**	April 9, 2020	Hong Kong	100%	Mining Pool Service
Beijing Guixinyanghang Technology Limited (“Guixinyanghang“)**	June 12, 2020	Mainland China	100%	Technology Service
Shenzhen Chuangyinghuanyu Network Technology Limited (“Chuangyinghuanyu Technology”)**	August 29, 2023	Mainland China	100%	Technology Service
1324492 B.C. Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
Multi Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January10, 2018	Malta	100%	Online Gaming

*A subsidiary of the Multi Group

**Mining pool business classified as discontinued operations as of December 31, 2023

***	Alliance International Technologies is the holding company of the mining pool business prior to the disposition in January 2024 and is also engaged in cryptocurrency mining operation.

Information on Variable Interest Entities (“VIEs”)

The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

The Company has previously conducted the lottery business in mainland China through a series of contractual arrangements with Shenzhen Youlanguang Science and Technology Co., Ltd., Shenzhen E-Sun Network Co., Ltd., and Shenzhen Guangtiandi Science and Technology Co., Ltd. (collectively, the “lottery business related VIEs”), and their respective shareholders. Since March 31, 2021, the Company also consolidated the financial results of Zhejiang Keying Huancai Information Technology Co., Ltd. (“Zhejiang Keying”), a VIE primarily engaged in the provision of data analysis and storage services, through its contractual arrangement with Loto Interactive Information Technology (Shenzhen) Co., Ltd., which is indirectly controlled by the Company after the completion of the acquisition of the majority interest of Loto Interactive on March 31, 2021.

1.    ORGANIZATION (continued)

On July 23, 2021, the Company announced the decision to dispose of the VIE structures in mainland China, and on August 3, 2021, the Group has terminated all of the VIE structures with the lottery-related affiliated entities and Zhejiang Keying, and the Group has entered into agreement with Zhejiang Keying and Zhejiang Keying’s shareholders to transfer all of the equity interests of Zhejiang Keying’s subsidiaries to Loto Shenzhen. In February 2022, the Company has completed the transfer of the equity interests of Zhejiang Keying’s subsidiaries to Loto Shenzhen. From July 23, 2021, the Company no longer retained any financial interest over the lottery business related VIEs and accordingly deconsolidated the lottery business related VIEs’ financial statements from the Company’s consolidated financial statements. The disposal of lottery business related VIEs represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, results of operations related to lottery business related VIEs have been reported as discontinued operations for the years ended December 31, 2021.

Going Concern

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. GAAP applicable to a going concern. This presentation contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Group has incurred net losses from continuing operations of US$25,384, US$79,421, and US$39,534, for the years ended December 31, 2023, 2022, and 2021, respectively, and negative cash flow from operating activities of US$28,413, US$63,561, and US$34,271, respectively. The Group has been cooperating with the U.S. Department of Justice (“DOJ”) and the U.S. Securities and Exchange Commission (the “SEC”) in connection with their investigations into the Group. The Group has been in separate discussions with the Staff of the SEC’s Division of Enforcement and the DOJ regarding potential resolutions of these matters that involve payment of monetary penalties. The combined penalty amounts are still in the process of being discussed and finalized. The Group believes the loss contingency is probable and accrued, to its best estimate, US$10,000 as of December 31, 2023 for the legal contingency based on the latest status of the discussions. See Note 19 for more details. Payments of the combined penalty amounts will further deplete the Group’s liquidity and cash position. In addition, the Group has received a letter from the New York Stock Exchange (“NYSE”) related to its failure to comply with applicable market capitalization and equity criteria in the NYSE’s continued listing standards. The Group has submitted a business plan as to how it intends to regain compliance and is now subject to quarterly monitoring for compliance with the plan. If the Group does not regain compliance, its American depositary shares (“ADSs”) could be delisted from the NYSE. If the Group’s ADSs were delisted from the NYSE, the liquidity and the trading price of its ADSs would be materially and adversely affected.

The assessment of the Group’s ability to meet its future obligations is inherently judgmental, subjective and susceptible to change. The Group considered the projected cash flows for the next twelve months after the issuance of the financial statements. Such cash flows included cash inflows from disposal of cryptocurrency assets at projected prices. Due to a high degree of uncertainties in future prices of cryptocurrency assets, the Group cannot assert that it is probable it will have sufficient cash and cash equivalents to maintain the Group’s planned operations for the next twelve months following the issuance of these consolidated financial statements. The Group has considered both quantitative and qualitative factors that are known or reasonably knowable as of the date of this annual report are issued and concluded that there are conditions present in the aggregate that raise substantial doubt about the Group’s ability to continue as a going concern.

In response to these conditions, the Group may seek to sell additional equity securities or debt securities or borrow from lending institutions. These financing plans are subject to market conditions, and are not within the Group’s control, and therefore, cannot be deemed probable. There is no assurance that the Group will be successful in implementing its plans. As a result, the Group has concluded that management’s plans do not alleviate substantial doubt about the Group’s ability to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.